Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and estimated fair value of securities with gross unrealized gains and losses
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
December 31, 2018:
Available-for-Sale:
U.S. Government and agency obligations	$12,610	$7	$(162)	$12,455
Mortgage-backed securities - residential	5,953	24	(101)	5,876

	$18,563	$31	$(263)	$18,331
Held-to-Maturity:
Mortgage-backed securities - residential	$458	$6	$(1)	$463
State and municipal securities	5,594	29	(56)	5,567

	$6,052	$35	$(57)	$6,030

December 31, 2017:
Available-for-Sale:
U.S. Government and agency obligations	$10,612	$-	$(142)	$10,470
Mortgage-backed securities - residential	7,909	19	(85)	7,843

	$18,521	$19	$(227)	$18,313
Held-to-Maturity:
Mortgage-backed securities - residential	$637	$9	$-	$646
State and municipal securities	5,938	41	(37)	5,942

	$6,575	$50	$(37)	$6,588

Schedule of amortized cost and estimated fair value by contractual maturity of debt securities
	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In Thousands)

Due in one year or less	$-	$-	$817	$817
Due after one year through five years	11,110	10,970	3,118	3,080
Due after five years through ten years	500	500	1,659	1,670
Due after ten years	1,000	985	-	-
Mortgage-backed securities - residential	5,953	5,876	458	463
	$18,563	$18,331	$6,052	$6,030

Schedule of continuous unrealized loss position for investment securities

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
2018:
Available-for-Sale
U.S. Government and agency obligations	$-	$-	$9,445	$162	$9,445	$162
Mortgage-backed securities - residential(1)	203	-	3,749	101	3,952	101

	$203	$-	$13,194	$263	$13,397	$263

2018:
Held-to-Maturity
Mortgage-backed securities - residential	$-	$-	$165	$1	$165	$1
State and municipal Securities	1,039	4	3,021	52	4,060	56

	$1,039	$4	$3,186	$53	$4,225	$57

2017:
Available-for-Sale
U.S. Government and agency obligations	$4,472	$34	$5,998	$108	$10,470	$142
Mortgage-backed securities - residential	2,459	23	3,435	62	5,894	85

	$6,931	$57	$9,433	$170	$16,364	$227
2017:
Held-to-Maturity
Mortgage-backed securities - residential(1)	$-	$-	$171	$-	$171	$-
State and municipal Securities	1,574	16	1,331	21	2,905	37

	$1,574	$16	$1,502	$21	$3,076	$37

(1) Aggregate unrealized loss position of these securities is less than $500.